Events after the reporting period	12 Months Ended
Dec. 31, 2023
Disclosure of non-adjusting events after reporting period [abstract]
Events after the reporting period

39. Events after the reporting period

On January 18, 2024, and on March 5, 2024, Stevanato Group entered into two unsecured term loan agreements totaling EUR 80.0 million to support the expansion of production capacity. The first loan agreement was financed by BPER Banca for EUR 30.0 million and the second loan for EUR 50.0 million was financed by Banca Intesa Sanpaolo. Both financings have a five-year tenor, with two years of interest-only payments and three years of amortizing period.